Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Preferred Stock and Common Stock Equivalents

Below is a table listing all preferred stock and common stock equivalents:

Common Stock Equivalents	12/31/2024	12/31/2023
Convertible Debt	—	10,405,710
Make-Whole Liability	—	32,500
Warrants	280,448	302,141
Preferred Stock	—	651,041
Preferred Stock Warrants	1,512,500	—
Total	1,792,948	11,391,392